As filed with the Securities and Exchange Commission on April 11, 2025

Registration No. 333-285409

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 1	☒

Fidelity Concord Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Fidelity Advisor® Large Cap Fund
a SERIES OF
Fidelity Advisor Series I
Fidelity Advisor® OVERSEAS Fund
a SERIES OF
Fidelity Advisor Series VIII
245 Summer Street, Boston, Massachusetts 02210
1-877-208-0098
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the above trusts:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of the above-named trusts (the trusts) will be held on June 11, 2025, at 8:00 A.M. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposals and to transact such other business as may properly come before the Meeting or any adjournments thereof.
(1)
For Fidelity Advisor® Large Cap Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Large Cap Fund to Fidelity® Large Cap Stock Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Large Cap Stock Fund and the assumption by Fidelity® Large Cap Stock Fund of Fidelity Advisor® Large Cap Fund’s liabilities, in complete liquidation of Fidelity Advisor® Large Cap Fund.

(2)
For Fidelity Advisor® Overseas Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Overseas Fund to Fidelity® Overseas Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Overseas Fund and the assumption by Fidelity® Overseas Fund of Fidelity Advisor® Overseas Fund’s liabilities, in complete liquidation of Fidelity Advisor® Overseas Fund.

The Boards of Trustees have fixed the close of business on April 14, 2025 as the record date for the determination of the shareholders of both of the funds entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
April 14, 2025

Your vote is important – please vote your shares promptly.
The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at www.viewproxy.com/fidelityfunds2/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-877-208-0098 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Tuesday, June 10, 2025. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at www.viewproxy.com/fidelityfunds2/broadridgevsm/ no later than 8:00 a.m. ET on Tuesday, June 10, 2025.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/ record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Tuesday, June 10, 2025. Once shareholders have obtained a new control number, they must visit www.viewproxy.com/fidelityfunds2/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.
Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on June 10, 2025.

FIDELITY ADVISOR® Large Cap FUND A series of Fidelity Advisor Series I	Fidelity® Large Cap Stock Fund a SERIES OF FIDELITY CONCORD STREET TRUST
FIDELITY ADVISOR® OVERSEAS FUND A series of Fidelity Advisor Series VIII	Fidelity® OVERSEAS Fund A series of Fidelity INVESTMENT trust

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098
PROXY STATEMENT AND PROSPECTUS
APRIL 14, 2025
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Advisor® Large Cap Fund, a series of Fidelity Advisor Series I, and Fidelity Advisor® Overseas Fund, a series of Fidelity Advisor Series VIII (Fidelity Advisor Series VIII, and together with Fidelity Advisor Series I, the trusts), in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity Advisor® Large Cap Fund and Fidelity Advisor® Overseas Fund and at any adjournments thereof (together, the Meeting), to be held on June 11, 2025 at 8:00 Eastern Time (ET).
The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), the investment adviser of each proposed target fund listed in the table below (each a Target Fund and together the Target Funds), have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about April 14, 2025.
As more fully described in the Proxy Statement, shareholders of each Target Fund are being asked to consider and vote on an Agreement and Plan of Reorganization (each an Agreement, and together, the Agreements) relating to the proposed acquisition of such Target Fund by the corresponding acquiring fund listed in the table (each an Acquiring Fund and together the Acquiring Funds, and the Target Funds together with the Acquiring Funds, the funds).

Proposal	Target Fund	Acquiring Fund
1	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock Fund
2	Fidelity Advisor® Overseas Fund	Fidelity® Overseas Fund

The transactions contemplated by the Agreements are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the affected Target Fund. It will not be necessary for both Reorganizations to be approved for either one of them to occur.
If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of your fund’s liabilities in complete liquidation of the Target Fund. The total value of your fund holdings will not change as a result of a Reorganization. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on July 25, 2025, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).
Fidelity® Large Cap Stock Fund, an equity fund, is a diversified series of Fidelity Concord Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Large Cap Stock Fund seeks long-term growth of capital. Fidelity® Large Cap Stock Fund seeks to achieve its investment objective by normally investing at least 80% of assets in common stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
Fidelity® Overseas Fund, an equity fund, is a diversified series of Fidelity Investment Trust, an open-end management investment company registered with the SEC. Fidelity® Overseas Fund seeks long-term growth of capital. Fidelity® Overseas Fund seeks to achieve its investment objective by normally investing at least 80% of assets in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:
(i)	the Statement of Additional Information dated April 14, 2025, relating to this Proxy Statement;
(ii)	the Summary Prospectus for Fidelity® Large Cap Stock Fund dated April 7, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, a copy of which accompanies this Proxy Statement ;
(iii)	the Summary Prospectus for Fidelity® Overseas Fund dated April 7, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, a copy of which accompanies this Proxy Statement ;
(iv)	the Prospectus for Fidelity® Large Cap Stock Fund dated April 7, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares ;
(v)	the Prospectus for Fidelity ® Overseas Fund dated April 7 , 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(vi)	the Statement of Additional Information for Fidelity ® Large Cap Stock Fund dated April 7 , 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(vii)	the Statement of Additional Information for Fidelity ® Overseas Fund dated April 7 , 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(viii)	the Annual Report for Fidelity® Large Cap Stock Fund dated April 30, 2024;
(ix)	the Form N-CSR for Fidelity® Overseas Fund dated October 31, 2024;
(x)	the Form N-CSRS for Fidelity® Large Cap Stock Fund dated October 31, 2024;
(xi)	the Prospectus for Fidelity Advisor® Large Cap Fund dated January 29, 2025, as supplemented January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xii)	the Prospectus for Fidelity Advisor® Overseas Fund dated December 30, 2024, as supplemented January 24, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xiii)	the Statement of Additional Information for Fidelity Advisor® Large Cap Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xiv)	the Statement of Additional Information for Fidelity Advisor® Overseas Fund dated December 30, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xv)	the Form N-CSR for Fidelity Advisor® Large Cap Fund dated November 30, 2024;
(xvi)	the Form N-CSR for Fidelity Advisor® Overseas Fund dated October 31, 2024;
For a free copy of any funds’ current Prospectus(es), Statement(s) of Additional Information, or Form N-CSR and/or Form N-CSRS, call Fidelity at 1-877-208-0098 (Advisor Classes) or 1-800-544-8544 (Retail Classes), visit Fidelity’s web sites at either institutional.fidelity.com or www.fidelity.com, or write to Fidelity Distributors Company LLC at 900 Salem Street, Smithfield, Rhode Island 02917.
The trusts are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectus and Statement of Additional Information of each Target Fund, as applicable, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses carefully for more complete information.
Certain arrangements described herein, including without limitation, the establishment of Class A, Class M, Class C, Class I, and Class Z shares, are not currently in effect for each Acquiring Fund, but rather are expected to become effective prior to consummation of the related Reorganization.
What proposal am I being asked to vote on?
Shareholders of Fidelity Advisor® Large Cap Fund are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Fidelity Advisor® Large Cap Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Large Cap Fund by Fidelity® Large Cap Stock Fund.
Shareholders of Fidelity Advisor® Overseas Fund are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Fidelity Advisor® Overseas Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Overseas Fund by Fidelity® Overseas Fund.
Approval of each Reorganization will be determined solely by approval of the shareholders of the affected Target Fund. It will not be necessary for both Reorganizations to be approved for either one of them to occur.
Shareholders of record as of the close of business on April 14, 2025, will be entitled to vote at a Meeting.
If the Agreement relating to your fund is approved by shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund instead. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Large Cap Fund: Class A	Fidelity® Large Cap Stock Fund: Class A*
Fidelity Advisor® Large Cap Fund: Class M	Fidelity® Large Cap Stock Fund: Class M*
Fidelity Advisor® Large Cap Fund: Class C	Fidelity® Large Cap Stock Fund: Class C*
Fidelity Advisor® Large Cap Fund: Class I	Fidelity® Large Cap Stock Fund: Class I*
Fidelity Advisor® Large Cap Fund: Class Z	Fidelity® Large Cap Stock Fund: Class Z*
Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Overseas Fund: Class A	Fidelity® Overseas Fund: Class A*
Fidelity Advisor® Overseas Fund: Class M	Fidelity® Overseas Fund: Class M*
Fidelity Advisor® Overseas Fund: Class C	Fidelity® Overseas Fund: Class C*
Fidelity Advisor® Overseas Fund: Class I	Fidelity® Overseas Fund: Class I*
Fidelity Advisor® Overseas Fund: Class Z	Fidelity® Overseas Fund: Class Z*

*	Not currently offered; will commence operations prior to the closing of the Reorganization.
For more information, shareholders of Fidelity Advisor® Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Advisor® Overseas Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the proposal?
Yes. The Board of Trustees of the Target Funds has carefully reviewed each proposal and approved the related Agreement and the Reorganization. The Board of Trustees of the Target Funds unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement.

1

What are the reasons for the proposals?
The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:
•	Each Reorganization will permit shareholders to pursue the same investment objective and similar or identical investment strategies in a larger fund with lower expenses.
•
Based on the pro forma expense data, shareholders of Fidelity Advisor® Large Cap Fund would have benefited from an expense reduction of approximately 5 to 7 basis points (including performance fees), depending on the class.

•
Based on the pro forma expense data, shareholders of Fidelity Advisor® Overseas Fund would have benefited from an expense reduction of approximately 5 to 9 basis points (including performance fees), depending on the class.

•	Each Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
For more information, shareholders of Fidelity Advisor® Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Advisor® Overseas Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”
How will you determine the number of shares of the Acquiring Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.
As provided in the Agreements, each Target Fund will distribute shares of the corresponding Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the corresponding Acquiring Fund equal in value to the net asset value of shares of the applicable Target Fund held by such shareholder on the Closing Date.
For more information, shareholders of Fidelity Advisor® Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Advisor® Overseas Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
What class of shares of the Acquiring Fund will I receive?
Holders of Class A, Class M, Class C, Class I, and Class Z shares of the Target Funds will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of the corresponding Acquiring Fund. Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Funds are being created to facilitate the Reorganizations and will commence operations prior to the Closing Date of the Reorganization.
Is a Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to the Target Fund or the corresponding Acquiring Fund or to the shareholders of the funds, except that a fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of a Reorganization.
For more information, shareholders of Fidelity Advisor® Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Advisor® Overseas Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”

2

How do the funds’ investment objectives, strategies, policies, and limitations compare?
Proposal 1 - Fidelity Advisor® Large Cap Fund
Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund have the same investment objective and substantially similar principal investment strategies as set forth in the chart below, although, unlike Fidelity Advisor® Large Cap Fund, Fidelity® Large Cap Stock Fund’s investment objective is non-fundamental:

Target Fund: Fidelity Advisor® Large Cap Fund	Acquiring Fund: Fidelity® Large Cap Stock Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks long-term growth of capital.	Same investment objective.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests the fund’s assets primarily in common stocks.	No corresponding principal strategy.
The Adviser normally invests at least 80% of the fund’s assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser normally invests at least 80% of the fund’s assets in common stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.

Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.

For a comparison of the principal risks associated with the Target Fund’s and Acquiring Fund’s principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund have the same fundamental and non-fundamental investment policies and limitations.

3

Proposal 2 - Fidelity Advisor® Overseas Fund
Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund have the same investment objective and principal investment strategies, although, unlike Fidelity Advisor® Overseas Fund, Fidelity® Overseas Fund’s investment objective is non-fundamental:

Target Fund: Fidelity Advisor® Overseas Fund	Acquiring Fund: Fidelity® Overseas Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks long-term growth of capital.	Same investment objective.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests at least 80% of the fund’s assets in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S.
Same principal strategy.
The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer’s domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors.
Same principal strategy.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
Same principal strategy.
The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser normally allocates the fund’s investments across different countries and regions.	Same principal strategy.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.

For a comparison of the principal risks associated with the Target Fund’s and Acquiring Fund’s principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund have the same fundamental and non-fundamental investment policies and limitations.
For more information about each fund’s investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the respective fund’s Prospectus, and to the “Investment Policies and Limitations” section of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.

4

Following a Reorganization, the respective combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the respective Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of each Target and Acquiring Fund:
Management of the Funds
The principal business address of Fidelity Management & Research Company LLC (FMR), each Target Fund’s and Acquiring Fund’s manager, is 245 Summer Street, Boston, Massachusetts 02210.
As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, FMR had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to each Target and Acquiring Fund. FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda is a sub-adviser to Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund. FIA, in turn, has entered into separate sub-advisory agreements with FIL Investment Advisors (UK) Limited (FIA(UK)) at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. As of December 31, 2023, FIA had approximately $9.0 billion in discretionary assets under management. As of December 31, 2023, FIA(UK) had approximately $7.3 billion in discretionary assets under management.
FMR and each of the sub-advisers are expected to continue serving as manager or sub-advisers of each combined fund after the Reorganizations.
Matt Fruhan is Portfolio Manager of Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund, both of which he has managed since 2005. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.
Vincent Montemaggiore is Portfolio Manager of Fidelity Advisor® Overseas Fund, which he has managed since 2016 and Fidelity® Overseas Fund, which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
Each Portfolio Manager is expected to continue to be responsible for portfolio management of the respective combined fund after the Reorganization.
For information about the compensation of, any other accounts managed by, and any fund shares held by a Target Fund’s portfolio manager, please refer to the “Management Contract(s)” section of the respective Target Fund’s Statement of Additional Information, which is incorporated herein by reference.
Each Target and Acquiring Fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each class of each Target and Acquiring Fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. For each Target and Acquiring Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of each Target and Acquiring Fund is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Target Funds	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor® Large Cap Fund	0.69%	0.69%	0.71%	0.68%	0.56%
Fidelity Advisor® Overseas Fund	0.86%	0.83%	0.86%	0.82%	0.70%

5

Acquiring Funds	Class A	Class M	Class C	Class I	Class Z
Fidelity® Large Cap Stock Fund	0.69%	0.69%	0.71%	0.68%	0.56%
Fidelity® Overseas Fund	0.86%	0.83%	0.86%	0.82%	0.68%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below:

Target Funds	Performance Adjustment Index
Fidelity Advisor® Large Cap Fund	S&P 500® Index
Fidelity Advisor® Overseas Fund	MSCI EAFE Index

Acquiring Funds	Performance Adjustment Index
Fidelity® Large Cap Stock Fund	S&P 500® Index
Fidelity® Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for Fidelity Advisor® Large Cap Fund, the fund’s investment performance is based on the performance of Class I of the fund. For the purposes of calculating the performance adjustment for Fidelity Advisor® Overseas Fund, the fund’s investment performance is based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
For the purposes of calculating the performance adjustment for each Acquiring Fund, Fidelity® Large Cap Stock Fund’s and Fidelity® Overseas Fund’s investment performance is based on the performance of Fidelity® Large Cap Stock Fund and Fidelity® Overseas Fund, respectively, each a class of shares of the applicable Acquiring Fund that is not offered through this Proxy Statement and Prospectus.
To the extent that other classes of Fidelity Advisor Large Cap Fund and each Acquiring Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of each Target Fund’s and Acquiring Fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of each Target and Acquiring Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Target Fund’s and Acquiring Fund’s assets, which do not vary by class.
For each Target and Acquiring Fund, the Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services. For Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund, the Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA (UK).
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity Advisor® Large Cap Fund is available in the fund’s Form N-CSRS report for the fiscal period ended May 31, 2024.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Large Cap Stock Fund is available in the fund’s Form N-CSRS for the fiscal period ended October 31, 2024, and will be included in the fund’s Form N-CSR report for the fiscal period ending April 30, 2025.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity Advisor® Overseas Fund is available in the fund’s Form N-CSR report for the fiscal period ended October 31, 2024.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Overseas Fund is available in the fund’s Form N-CSR report for the fiscal period ended October 31, 2024, and will be included in the fund’s Form N-CSRS report for the fiscal period ending April 30, 2025.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

6

Reimbursement or waiver arrangements can decrease expenses and boost performance.
If a Reorganization is approved, the respective combined fund will retain the respective Acquiring Fund’s management fee structure.
For more information about each fund’s management, please refer to the “Fund Management” section of the respective fund’s Prospectus, and to the “Control of Investment Adviser” and “Management Contracts” sections of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Distribution of Fund Shares
The principal business address of Fidelity Distributors Company LLC (FDC), each Target Fund’s and Acquiring Fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.
Class A of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1949 (1940 Act). Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.
In addition, pursuant to the Class A plan, Class A of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.
Class M of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each Target and Acquiring Fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of Fidelity Advisor Overseas Fund and Fidelity® Overseas Fund may pay this 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each Target and Acquiring Fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for each Target and Acquiring Fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.
In addition, pursuant to the Class M plan, Class M of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.
Class C of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each Target and Acquiring Fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each Target and Acquiring Fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to the Class C plan, Class C of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.
In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each Target and Acquiring Fund has authorized such payments for Class A, Class M, and Class C.
Class I and Class Z of each Target and Acquiring has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each Target and Acquiring Fund has authorized such payments for Class I and Class Z.
If a Reorganization is approved, the Distribution and Service Plan for the respective combined fund will remain unchanged.
For more information about each fund’s fund distribution, please refer to the “Fund Distribution” section of the respective fund’s Prospectus, and to the “Distribution Services” section of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.

7

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following a Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of each Target Fund for the 12 months ended October 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations (including performance adjustments for each fund). The Combined pro forma expenses for each Acquiring Fund shown below assume that the related Reorganization occurs and are identical to those presented in the fee table included in the registration statement for the new Advisor share classes of each Acquiring Fund. Annual fund or class operating expenses are paid by each fund, or class, as applicable. In addition to the fees and expenses described below, you may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Attachments 1 and 2 show the fees and expenses of Fidelity Advisor® Large Cap Fund and Fidelity Advisor® Overseas Fund, respectively, for the 12 months ended October 31, 2024, (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations (excluding performance adjustments for each fund).
As shown below, the Reorganizations are expected to result in lower total operating expenses for shareholders of each Target Fund. Performance fees, which are a component of each fund’s management fee, can fluctuate significantly from month to month. As a result, the rates contained under the “Management fee” and “Total annual operating expenses” for the Pro forma combined may vary from what is shown in the tables below.
Proposal 1 - Fidelity Advisor® Large Cap Fund
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundB	Fidelity® Large Cap Stock Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.

8

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.82%A,B,C	0.76%A	0.76%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	1.09%	1.02	1.02%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundB	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.82%A,B,C	0.76%A	0.76%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	1.34%	1.27%	1.27%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

9

Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundB	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.83%A,B,C	0.76%A	0.76%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	1.85%	1.77%	1.77%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundA	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.

10

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.81%A,B,C	0.76%A	0.76%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	0.83%	0.77%	0.77%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundA	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69%A,B,C	0.64%A	0.64%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	0.71%	0.65%	0.65%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

11

Proposal 2 - Fidelity Advisor® Overseas Fund
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundB	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.74%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.06%C	0.01%	0.01%C
Total Annual Operating Expenses	1.05%	0.97%	0.97%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundB	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.

12

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.71%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	1.28%	1.22%	1.22%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundB	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.74%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.07%C	0.01%	0.01% C
Total Annual Operating Expenses	1.81%	1.72%	1.72%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

13

Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundA	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.70%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	0.77%	0.72%	0.72%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundA	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.

14

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.58%A,B,C	0.58%A	0.58%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.06%C	0.01%	0.01%C
Total Annual Operating Expenses	0.64%	0.59%	0.59%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations (including performance adjustments for each fund). The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.
Attachments 3 and 4 illustrate the expenses on a hypothetical $10,000 investment in Fidelity Advisor® Large Cap Fund and Fidelity Advisor® Overseas Fund, respectively, under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization (excluding performance adjustments for each fund).

15

Proposal 1 - Fidelity Advisor® Large Cap Fund
Class A

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$680	$680	$673	$673	$673	$673
3 years	$902	$902	$881	$881	$881	$881
5 years	$1,141	$1,141	$1,106	$1,106	$1,106	$1,106
10 years	$1,827	$1,827	$1,751	$1,751	$1,751	$1,751

Class M

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$482	$482	$475	$475	$475	$475
3 years	$760	$760	$739	$739	$739	$739
5 years	$1,058	$1,058	$1,023	$1,023	$1,023	$1,023
10 years	$1,906	$1,906	$1,830	$1,830	$1,830	$1,830

Class C

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$288	$188	$280	$180	$280	$180
3 years	$582	$582	$557	$557	$557	$557
5 years	$1,001	$1,001	$959	$959	$959	$959
10 years	$1,970	$1,970	$1,886	$1,886	$1,886	$1,886

Class I

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$85	$85	$79	$79	$79	$79
3 years	$265	$265	$246	$246	$246	$246
5 years	$460	$460	$428	$428	$428	$428
10 years	$1,025	$1,025	$954	$954	$ 954	$954

Class Z

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$73	$73	$66	$66	$66	$66
3 years	$227	$227	$208	$208	$208	$208
5 years	$395	$395	$362	$362	$362	$362
10 years	$883	$883	$810	$810	$810	$810

16

Proposal 2 - Fidelity Advisor® Overseas Fund
Class A

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$676	$676	$668	$668	$668	$668
3 years	$890	$890	$866	$866	$866	$866
5 years	$1,121	$1,121	$1,080	$1,080	$1,080	$1,080
10 years	$1,784	$1,784	$1,696	$1,696	$1,696	$1,696

Class M

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$476	$476	$470	$470	$470	$470
3 years	$742	$742	$724	$724	$724	$724
5 years	$1,028	$1,028	$997	$997	$997	$997
10 years	$1,841	$1,841	$1,776	$1,776	$1,776	$1,776

Class C

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$284	$184	$275	$175	$275	$175
3 years	$569	$569	$542	$542	$542	$542
5 years	$980	$980	$933	$933	$933	$933
10 years	$1,927	$1,927	$1,831	$1,831	$1,831	$1,831

Class I

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$79	$79	$74	$74	$74	$74
3 years	$246	$246	$230	$230	$230	$230
5 years	$428	$428	$401	$401	$401	$401
10 years	$954	$954	$894	$894	$894	$894

Class Z

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$65	$65	$60	$60	$60	$60
3 years	$205	$205	$189	$189	$189	$189
5 years	$357	$357	$329	$329	$329	$329
10 years	$798	$798	$738	$738	$738	$738

17

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
No. The procedures for purchasing and redeeming shares of each Target Fund and the corresponding Acquiring Fund are the same. If the Reorganizations are approved, the procedures for purchasing and redeeming shares of the respective combined fund will remain unchanged.
For more information about the procedures for purchasing and redeeming the funds’ shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the respective fund’s Prospectus , and to the “Buying, Selling, and Exchanging Information” section of the respective fund’s Statement of Additional Information , each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by each Target Fund and the corresponding Acquiring Fund are the same. If a Reorganization is approved, the exchange privilege offered by the respective combined fund will remain unchanged.
For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the respective fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund have different dividend and distribution policies. Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund have the same dividend and distribution policies.

	Fund Name	Dividends Paid	Capital Gains Paid
Target Fund	Fidelity Advisor® Large Cap Fund	December	December
Acquiring Fund	Fidelity® Large Cap Stock Fund	June, December	June, December
Target Fund	Fidelity Advisor® Overseas Fund	December	December
Acquiring Fund	Fidelity® Overseas Fund	December	December

If a Reorganization is approved, the dividend and distribution policies of the respective combined fund will be the same as the current dividend and distribution policies of the respective Acquiring Fund.
On or before the Closing Date, each Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distribution” section of the respective fund’s Prospectus, and to the “Distributions and Taxes” section of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganizations?
FMR will bear a portion of the one-time administrative costs associated with each Reorganization. Any transaction costs associated with portfolio adjustments to a Target Fund and an Acquiring Fund due to the respective Reorganization that occur prior to the Closing Date will be borne by such Target Fund and such Acquiring Fund, respectively. Any transaction costs associated with portfolio adjustments to an Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to an Acquiring Fund that occur after the Closing Date will be borne by the respective Acquiring Fund.
For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

18

COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
The following is a summary of the principal risks associated with an investment in the funds. Because the funds have the same investment objectives and substantially similar or identical investment strategies as described above, the funds are subject to the same investment risks.
What risks are associated with an investment in each of the funds?
Each Target Fund has the same principal risks as its corresponding Acquiring Fund. The following is a summary of the risks associated with an investment in the funds:
Proposal 1 - Fidelity Advisor® Large Cap Fund
•	Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
•	Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
•	Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
Proposal 2 - Fidelity Advisor® Overseas Fund
•	Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
•	Foreign Exposure.
Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.
Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
Foreign exchange rates also can be extremely volatile.

19

•	Geographic Exposure to Europe.
Because the fund invests a meaningful portion of its assets in Europe, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified fund.
•	Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
For more information about the principal risks associated with an investment in the funds , please refer to the “Investment Details” section of the respective fund’s Prospectus, and to the “Investment Policies and Limitations” section of the respective fund’s Statement of Additional Information, each of which is incorporated by reference.
How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each Target Fund’s shares and Retail class shares of each Acquiring Fund from year to year and compares the performance of shares to the performance of a securities market index and an additional index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The index descriptions appear in the “Additional Index Information” section of each fund’s Prospectus, each of which is incorporated by reference. Past performance (before and after taxes, if applicable) is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information for each Target Fund.
Visit www.fidelity.com for more recent performance information for Fidelity® Large Cap Stock Fund, a class of shares of Fidelity® Large Cap Stock Fund, and Fidelity® Overseas Fund, a class of shares of Fidelity® Overseas Fund.
Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z of each Acquiring Fund, after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.

20

Fidelity Advisor® Large Cap Fund
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
-3.65% 16.64% 18.18% -9.39% 31.38% 8.57% 25.49% -8.16% 23.14% 26.04%
40%
30%
20%
10%
0%
-10%

During the periods shown in the chart for Class A:	*Returns*	*Quarter ended*
Highest Quarter Return	*19.14%*	*December 31, 2020*
Lowest Quarter Return	*-25.38%*	*March 31, 2020*
Year-to-Date Return	*-2.46%*	*March 31, 2025*

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	18.79%	12.85%	11.21%
Return After Taxes on Distributions	17.15%	11.63%	9.68%
Return After Taxes on Distributions and Sale of Fund Shares	12.35%	10.06%	8.75%
Class M - Return Before Taxes	21.33%	13.11%	11.19%
Class C - Return Before Taxes	24.08%	13.32%	11.19%
Class I - Return Before Taxes	26.36%	14.50%	12.16%
Class Z - Return Before Taxes	26.52%	14.64%	13.75%A
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

A	From February 1, 2017.

21

Fidelity Advisor® Overseas Fund
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
3.63%
-5.57%
29.64%
-15.06%
27.38%
14.71%
18.92%
-24.61%
20.01%
4.63%
30%
20%
10%
0%
-10%
-20%
-30%

During the periods shown in the chart for Class A:	*Returns*	*Quarter ended*
Highest Quarter Return	*18.55%*	*June 30, 2020*
Lowest Quarter Return	*-20.07%*	*March 31, 2020*
Year-to-Date Return	*6.30%*	*March 31, 2025*

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	−1.39%	4.01%	5.27%
Return After Taxes on Distributions	−1.59%	3.87%	4.99%
Return After Taxes on Distributions and Sale of Fund Shares	−0.50%	3.20%	4.25%
Class M - Return Before Taxes	0.75%	4.27%	5.29%
Class C - Return Before Taxes	2.87%	4.41%	5.21%
Class I - Return Before Taxes	4.93%	5.55%	6.21%
Class Z - Return Before Taxes	5.07%	5.68%	7.83%A
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	4.07%	4.95%	5.41%

A	From February 1, 2017.

22

Fidelity® Large Cap Stock Fund
Year-by-Year Returns*

2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
-3.17%	16.70%	18.15%	-9.15%	31.55%	9.00%	25.83%	-7.95%	23.52%	26.58%

40%
30%
20%
10%
0%
-10%

During the periods shown in the chart for Fidelity® Large Cap Stock Fund:	*Returns*	*Quarter ended*
Highest Quarter Return	*19.07%*	*December 31, 2020*
Lowest Quarter Return	*-24.95%*	*March 31, 2020*
Year-to-Date Return	*-2.29%*	*March 31, 2025*

*
The returns shown above are for Fidelity® Large Cap Stock Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Large Cap Stock Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Large Cap Stock Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Stock Fund
Return Before Taxes	26.28%	14.52%	12.13%
Return After Taxes on Distributions	24.98%	13.46%	10.84%
Distributions and Sale of Fund Shares	16.40%	11.42%	9.61%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

*
The returns shown above are for Fidelity® Large Cap Stock Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Large Cap Stock Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Large Cap Stock Fund’s returns only to the extent that the classes do not have the same expenses.

23

Fidelity® Overseas Fund
Year-by-Year Returns*

2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
8.25%
-1.32%
29.65%
-14.69%
28.42%
15.42%
19.36%
-24.79%
20.55%
5.20%
30%
20%
10%
0%
-10%
-20%
-30%

During the periods shown in the chart for Fidelity® Overseas Fund:	*Returns*	*Quarter ended*
Highest Quarter Return	*18.84%*	*June 30, 2020*
Lowest Quarter Return	*-19.83%*	*March 31, 2020*
Year-to-Date Return	*6.49%*	*March 31, 2025*

*
The returns shown above are for Fidelity® Overseas Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Overseas Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Overseas Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Overseas Fund
Return Before Taxes	5.20%	5.61%	7.14%
Return After Taxes on Distributions	5.00%	5.33%	6.78%
Distributions and Sale of Fund Shares	3.46%	4.51%	5.83%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	4.07%	4.95%	5.41%

*
The returns shown above are for Fidelity® Overseas Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Overseas Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Overseas Fund’s returns only to the extent that the classes do not have the same expenses.

24

PROPOSAL 1
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® LARGE CAP FUND AND FIDELITY® LARGE CAP STOCK FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity® Large Cap Stock Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Large Cap Fund in exchange solely for shares of Fidelity® Large Cap Stock Fund and the assumption by Fidelity® Large Cap Stock Fund of Fidelity Advisor® Large Cap Fund’s liabilities; and (b) the distribution of shares of Fidelity® Large Cap Stock Fund to the shareholders of Fidelity Advisor® Large Cap Fund as provided for in the Agreement.
The value of Fidelity Advisor® Large Cap Fund’s assets to be acquired by Fidelity® Large Cap Stock Fund and the amount of its liabilities to be assumed by Fidelity® Large Cap Stock Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Large Cap Stock Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Large Cap Stock Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.
As of the Closing Date, Fidelity® Large Cap Stock Fund will deliver to Fidelity Advisor® Large Cap Fund, and Fidelity Advisor® Large Cap Fund will distribute to its shareholders of record, shares of Fidelity® Large Cap Stock Fund so that each Fidelity Advisor® Large Cap Fund shareholder will receive the number of full and fractional shares of Fidelity® Large Cap Stock Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Large Cap Fund held by such shareholder on the Closing Date; Fidelity Advisor® Large Cap Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Large Cap Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Large Cap Stock Fund due that shareholder. The net asset value per share of Fidelity® Large Cap Stock Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity® Large Cap Stock Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Large Cap Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Large Cap Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Large Cap Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor® Large Cap Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR.
All of the current investments of Fidelity Advisor® Large Cap Fund are permissible investments for Fidelity® Large Cap Stock Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Large Cap Stock Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Large Cap Stock Fund that occur after the Closing Date will be borne by Fidelity® Large Cap Stock Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Large Cap Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, Fidelity Advisor® Large Cap Fund’s and Fidelity® Large Cap Stock Fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;

25

(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds;
(8) the elimination of duplicative funds; and
(9) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to Fidelity Advisor® Large Cap Fund’s and Fidelity® Large Cap Stock Fund’s Board at a meeting held on January 15, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Advisor® Large Cap Fund to pursue the same investment objective and substantially similar investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Large Cap Fund would have benefited from an expense reduction of approximately 5 to 7 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Fidelity Advisor® Large Cap Fund’s and Fidelity® Large Cap Stock Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Large Cap Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Large Cap Stock Fund. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Large Cap Stock Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.
Fidelity® Large Cap Stock Fund is a series of Fidelity Concord Street Trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Large Cap Stock Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Large Cap Stock Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Large Cap Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Large Cap Stock Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Fidelity Concord Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, in Fidelity® Large Cap Stock Fund’s Statement of Additional Information, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Large Cap Fund shareholders that have their Fidelity Advisor® Large Cap Fund shares exchanged for Fidelity® Large Cap Stock Fund shares. Individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

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The exchange of Fidelity Advisor® Large Cap Fund’s assets for Fidelity® Large Cap Stock Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Large Cap Fund by Fidelity® Large Cap Stock Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund, substantially to the effect that:
(i) The acquisition by Fidelity® Large Cap Stock Fund of substantially all of the assets of Fidelity Advisor® Large Cap Fund in exchange solely for Fidelity® Large Cap Stock Fund shares and the assumption by Fidelity® Large Cap Stock Fund of all liabilities of Fidelity Advisor® Large Cap Fund followed by the distribution of Fidelity® Large Cap Stock Fund shares to the Fidelity Advisor® Large Cap Fund shareholders in exchange for their Fidelity Advisor® Large Cap Fund shares in complete liquidation and termination of Fidelity Advisor® Large Cap Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Advisor® Large Cap Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Large Cap Stock Fund in exchange solely for Fidelity® Large Cap Stock Fund shares and the assumption by Fidelity® Large Cap Stock Fund of all liabilities of Fidelity Advisor® Large Cap Fund, except that Fidelity Advisor® Large Cap Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Advisor® Large Cap Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Large Cap Stock Fund shares received by Fidelity Advisor® Large Cap Fund in the Reorganization;
(iv) Fidelity® Large Cap Stock Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Large Cap Fund in exchange solely for Fidelity® Large Cap Stock Fund shares and the assumption of all liabilities of Fidelity Advisor® Large Cap Fund;
(v) The adjusted basis to Fidelity® Large Cap Stock Fund of the assets of Fidelity Advisor® Large Cap Fund received by Fidelity® Large Cap Stock Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Large Cap Fund immediately before the exchange;
(vi) Fidelity® Large Cap Stock Fund’s holding periods with respect to the assets of Fidelity Advisor® Large Cap Fund that Fidelity® Large Cap Stock Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Large Cap Fund (except where investment activities of Fidelity® Large Cap Stock Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Advisor® Large Cap Fund shareholders will recognize no gain or loss upon receiving Fidelity® Large Cap Stock Fund shares in exchange solely for Fidelity Advisor® Large Cap Fund shares;
(viii) The aggregate basis of the Fidelity® Large Cap Stock Fund shares received by a Fidelity Advisor® Large Cap Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Large Cap Fund shares surrendered by the Fidelity Advisor® Large Cap Fund shareholder in exchange therefor; and
(ix) A Fidelity Advisor® Large Cap Fund shareholder’s holding period for the Fidelity® Large Cap Stock Fund shares received by the Fidelity Advisor® Large Cap Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Large Cap Fund shareholder held Fidelity Advisor® Large Cap Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Large Cap Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Shareholders of Fidelity Advisor® Large Cap Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Large Cap Fund would recognize gain or loss on the transfer of its assets to Fidelity® Large Cap Stock Fund, and each Fidelity Advisor® Large Cap Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Large Cap Fund shares and the fair market value of the Fidelity® Large Cap Stock Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Advisor® Large Cap Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Large Cap Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Large Cap Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have

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the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of November 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Large Cap Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Large Cap Stock Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Large Cap Stock Fund’s ability to use Fidelity Advisor® Large Cap Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of November 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Large Cap Fund	November 30	$ 1,586	$(5.6)	$738.6
Fidelity® Large Cap Stock Fund	April 30	$ 5,362	$ 12.0	$ 2,211.7

Forms of Organization
Fidelity Advisor® Large Cap Fund is a diversified series of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Large Cap Stock Fund is a diversified series of Fidelity Concord Street Trust, an open-end management investment company organized as a Massachusetts business trust on July 10, 1987. Fidelity Advisor Series I and Fidelity Concord Street Trust are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Large Cap Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section in Fidelity® Large Cap Stock Fund’s and Fidelity Advisor® Large Cap Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity® Large Cap Stock Fund Following the Reorganization
FMR does not expect Fidelity® Large Cap Stock Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Large Cap Stock Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Large Cap Stock Fund in their current capacities. Matthew Fruhan, who is currently the Portfolio Manager of Fidelity® Large Cap Stock Fund and Fidelity Advisor® Large Cap Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity® Large Cap Stock Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund as of October 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of October 31, 2024, the net assets of Fidelity Advisor® Large Cap Fund were $1,488,975,403, or 29.5% of Fidelity® Large Cap Stock Fund.
Fidelity Advisor® Large Cap Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Large Cap Fund – Class A	$ 781,120,827	$ 49.55	15,763,894
Fidelity Advisor® Large Cap Fund – Class M	$ 205,138,008	$ 49.39	4,153,811
Fidelity Advisor® Large Cap Fund – Class C	$87,302,146	$ 42.43	2,057,417
Fidelity Advisor® Large Cap Fund – Class I	$ 325,726,371	$ 53.26	6,116,009
Fidelity Advisor® Large Cap Fund – Class Z	$89,688,051	$ 53.22	1,685,369

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Fidelity® Large Cap Stock Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Large Cap Stock Fund – Retail Class	$ 5,050,446,146	$ 54.33	92,964,211

Fidelity® Large Cap Stock Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Large Cap Stock Fund – Class A(b)	$781,120,827	$ 54.33(c)	14,377,339(d)
Fidelity® Large Cap Stock Fund – Class M(b)	$205,138,008	$ 54.33(c)	3,775,778(d)
Fidelity® Large Cap Stock Fund – Class C(b)	$87,302,146	$ 54.33(c)	1,606,887(d)
Fidelity® Large Cap Stock Fund – Class I(b)	$325,726,371	$ 54.33(c)	5,995,332(d)
Fidelity® Large Cap Stock Fund – Class Z(b)	$89,688,051	$ 54.33(c)	1,650,802(d)
Fidelity® Large Cap Stock Fund – Retail Class	$5,050,446,146	$ 54.33	92,964,211

(a)
Fidelity Advisor® Large Cap Fund’s estimated one-time Reorganization costs are approximately $321,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b)	Class will commence operations prior to the Reorganization.
(c)	Class is expected to launch at the Retail net asset value at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.
The table above assumes that the Reorganization described in Proposal 1 occurred on October 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Large Cap Stock Fund shares will be received by shareholders of Fidelity Advisor® Large Cap Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Large Cap Stock Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series I and Fidelity Concord Street Trust at a meeting held on January 15, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund and that the interests of existing shareholders of Fidelity Advisor® Large Cap Fund and Fidelity® Large Cap Stock Fund would not be diluted as a result of the Reorganization. In the event shareholders of Fidelity Advisor® Large Cap Fund fail to approve the respective Agreement, FMR may consider other options for the fund.
The Board of Trustees of Fidelity Advisor® Large Cap Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 2
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® OVERSEAS FUND AND FIDELITY® OVERSEAS FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity® Overseas Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Overseas Fund in exchange solely for shares of Fidelity® Overseas Fund and the assumption by Fidelity® Overseas Fund of Fidelity Advisor® Overseas Fund’s liabilities; and (b) the distribution of shares of Fidelity® Overseas Fund to the shareholders of Fidelity Advisor® Overseas Fund as provided for in the Agreement.
The value of Fidelity Advisor® Overseas Fund’s assets to be acquired by Fidelity® Overseas Fund and the amount of its liabilities to be assumed by Fidelity® Overseas Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Overseas Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Overseas Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.
As of the Closing Date, Fidelity® Overseas Fund will deliver to Fidelity Advisor® Overseas Fund, and Fidelity Advisor® Overseas Fund will distribute to its shareholders of record, shares of Fidelity® Overseas Fund so that each Fidelity Advisor® Overseas Fund shareholder will receive the number of full and fractional shares of Fidelity® Overseas Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Overseas Fund held by such shareholder on the Closing Date; Fidelity Advisor® Overseas Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Overseas Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Overseas Fund due that shareholder. The net asset value per share of Fidelity® Overseas Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity® Overseas Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Overseas Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Overseas Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Overseas Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor ® Overseas Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR.
All of the current investments of Fidelity Advisor® Overseas Fund are permissible investments for Fidelity® Overseas Fund. Nevertheless, if shareholders approve the Reorganizations, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Overseas Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Overseas Fund that occur after the Closing Date will be borne by Fidelity® Overseas Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Overseas Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;

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(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds;
(8) the elimination of duplicative funds; and
(9) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to Fidelity Advisor® Overseas Fund’s and Fidelity® Overseas Fund’s Board at a meeting held on January 15, 2025. In proposing the Reorganization, FMR advised the Boards that the Reorganization will permit shareholders of Fidelity Advisor® Overseas Fund to pursue the same investment objective and investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Overseas Fund would have benefited from an expense reduction of approximately 5 to 9 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Fidelity Advisor® Overseas Fund’s and Fidelity® Overseas Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Overseas Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Overseas Fund. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Overseas Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.
Fidelity® Overseas Fund is a series of Fidelity Investment Trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Overseas Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Overseas Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Overseas Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Overseas Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Fidelity Investment Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, in Fidelity® Overseas Fund’s Statement of Additional Information, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Overseas Fund shareholders that have their Fidelity Advisor® Overseas Fund shares exchanged for Fidelity® Overseas Fund shares. Individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Advisor® Overseas Fund’s assets for Fidelity® Overseas Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Overseas Fund by Fidelity® Overseas Fund is intended to qualify for federal income tax purposes as a tax-free

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reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund, substantially to the effect that:
(i) The acquisition by Fidelity® Overseas Fund of substantially all of the assets of Fidelity Advisor® Overseas Fund in exchange solely for Fidelity® Overseas Fund shares and the assumption by Fidelity® Overseas Fund of all liabilities of Fidelity Advisor® Overseas Fund followed by the distribution of Fidelity® Overseas Fund shares to the Fidelity Advisor® Overseas Fund shareholders in exchange for their Fidelity Advisor® Overseas Fund shares in complete liquidation and termination of Fidelity Advisor® Overseas Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Advisor® Overseas Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Overseas Fund in exchange solely for Fidelity® Overseas Fund shares and the assumption by Fidelity® Overseas Fund of all liabilities of Fidelity Advisor® Overseas Fund, except that Fidelity Advisor® Overseas Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Advisor® Overseas Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Overseas Fund shares received by Fidelity Advisor® Overseas Fund in the Reorganization;
(iv) Fidelity® Overseas Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Overseas Fund in exchange solely for Fidelity® Overseas Fund shares and the assumption of all liabilities of Fidelity Advisor® Overseas Fund;
(v) The adjusted basis to Fidelity® Overseas Fund of the assets of Fidelity Advisor® Overseas Fund received by Fidelity® Overseas Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Overseas Fund immediately before the exchange;
(vi) Fidelity® Overseas Fund’s holding periods with respect to the assets of Fidelity Advisor® Overseas Fund that Fidelity® Overseas Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Overseas Fund (except where investment activities of Fidelity® Overseas Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Advisor® Overseas Fund shareholders will recognize no gain or loss upon receiving Fidelity® Overseas Fund shares in exchange solely for Fidelity Advisor® Overseas Fund shares;
(viii) The aggregate basis of the Fidelity® Overseas Fund shares received by a Fidelity Advisor® Overseas Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Overseas Fund shares surrendered by the Fidelity Advisor® Overseas Fund shareholder in exchange therefor; and
(ix) A Fidelity Advisor® Overseas Fund shareholder’s holding period for the Fidelity® Overseas Fund shares received by the Fidelity Advisor® Overseas Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Overseas Fund shareholder held Fidelity Advisor® Overseas Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Overseas Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Shareholders of Fidelity Advisor® Overseas Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Overseas Fund would recognize gain or loss on the transfer of its assets to Fidelity® Overseas Fund, and each Fidelity Advisor® Overseas Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Overseas Fund shares and the fair market value of the Fidelity® Overseas Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Advisor® Overseas Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Overseas Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Overseas Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the

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deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of November 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Overseas Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Overseas Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Overseas Fund’s ability to use Fidelity Advisor® Overseas Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of November 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Overseas Fund	October 31	$392	$ (13.9)	$121.3
Fidelity® Overseas Fund	October 31	$ 6,350	$ (41.0)	$ 1,388.3

Forms of Organization
Fidelity Advisor® Overseas Fund is a diversified series of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983. Fidelity® Overseas Fund is a diversified series of Fidelity Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984. Fidelity Advisor Series VIII and Fidelity Investment Trust are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Overseas Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section in Fidelity® Overseas Fund’s and Fidelity Advisor® Overseas Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity® Overseas Fund Following the Reorganization
FMR does not expect Fidelity® Overseas Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Overseas Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Overseas Fund in their current capacities. Vincent Montemaggiore, who is currently the Portfolio Manager of Fidelity® Overseas Fund and Fidelity Advisor® Overseas Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity® Overseas Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund as of October 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of October 31, 2024, the net assets of Fidelity Advisor® Overseas Fund was $383,854,611, or 6.1% of Fidelity® Overseas Fund.
Fidelity Advisor® Overseas Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Overseas Fund – Class A	$45,466,635	$ 32.49	1,399,250
Fidelity Advisor® Overseas Fund – Class M	$ 175,287,048	$ 33.29	5,265,096
Fidelity Advisor® Overseas Fund – Class C	$2,614,944	$ 30.78	84,969
Fidelity Advisor® Overseas Fund – Class I	$50,814,101	$ 33.57	1,513,891
Fidelity Advisor® Overseas Fund – Class Z	$ 109,671,883	$ 33.52	3,271,976

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Fidelity® Overseas Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Overseas Fund – Retail Class	$ 4,962,648,670	$ 65.03	76,316,206
Fidelity® Overseas Fund – Class K	$ 1,331,183,804	$ 64.91	20,507,647

Fidelity® Overseas Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Overseas Fund – Class A(b)	$45,466,635	$ 65.03(c)	699,164(d)
Fidelity® Overseas Fund – Class M(b)	$175,287,048	$ 65.03(c)	2,695,480(d)
Fidelity® Overseas Fund – Class C(b)	$2,614,944	$ 65.03(c)	40,211(d)
Fidelity® Overseas Fund – Class I(b)	$50,814,101	$ 65.03(c)	781,395(d)
Fidelity® Overseas Fund – Class Z(b)	$109,671,883	$ 65.03(c)	1,686,481(d)
Fidelity® Overseas Fund – Retail Class	$ 4,962,648,670	$65.03	76,316,206
Fidelity® Overseas Fund – Class K	$ 1,331,183,804	$64.91	20,507,647

(a)
Fidelity Advisor® Overseas Fund’s estimated one-time Reorganization costs are approximately $184,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b)	Class will commence operations prior to the Reorganization.
(c)	Class is expected to launch at the Retail Class net asset value at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.
The table above assumes that the Reorganization described in Proposal 2 occurred on October 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Overseas Fund shares will be received by shareholders of Fidelity Advisor® Overseas Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Overseas Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series VIII and Fidelity Investment Trust at a meeting held on January 15, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund and that the interests of existing shareholders of Fidelity Advisor® Overseas Fund and Fidelity® Overseas Fund would not be diluted as a result of the Reorganization. In the event shareholders of Fidelity Advisor® Overseas Fund fail to approve the respective Agreement, FMR may consider other options for the fund.
The Board of Trustees of Fidelity Advisor® Overseas Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

34

ADDITIONAL INFORMATION ABOUT THE FUNDS
Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Funds will not commence operations until approximately the Closing Date of the Reorganizations and, therefore, financial highlights are not available.
Fidelity® Large Cap Stock Fund – Retail Class’s financial highlights for the last five fiscal years ended April 30, 2024 (audited) updated to include semi-annual data for the six-month period ended October 31, 2024 (unaudited), are shown in the table below:
Fidelity® Large Cap Stock Fund Retail Class

	Six Months Ended (Unaudited) October 31, 2024	Years Ended April 30,
		2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.39	$40.97	$39.00	$41.09	$27.80	$32.11
Income from Investment Operations
Net investment income (loss)A,B	.23	.46	.49	.75C	.57	.63
Net realized and unrealized gain (loss)	6.05	9.24	2.64	(.86)	14.10	(3.12)
Total from investment operations	6.28	9.70	3.13	(.11)	14.67	(2.49)
Distributions from net investment income	(.13)	(.48)	(.48)	(.77)	(.65)	(.62)
Distributions from net realized gain	(1.21)	(.79)	(.68)	(1.21)	(.73)	(1.20)
Total distributions	(1.34)	(1.28)D	(1.16)	(1.98)	(1.38)	(1.82)
Net asset value, end of period	$54.33	$49.39	$40.97	$39.00	$41.09	$27.80
Total ReturnE,F	12.91%	24.07%	8.33%	(.46)%	54.08%	(8.41)%

Ratios to Average Net AssetsB,G,H
Expenses before reductions	.75%I	.84%	.76%	.54%	.48%	.47%
Expenses net of fee waivers, if any	.75%I	.83%	.76%	.53%	.48%	.47%
Expenses net of all reductions	.75%I	.83%	.76%	.53%	.48%	.47%
Net investment income (loss)	.89%I	1.04%	1.29%	1.80%C	1.73%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$5,050	$4,190	$3,025	$2,869	$2,969	$2,173
Portfolio turnover rateJ	13%I	17%	8%K	15%K	18%	32%K

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.

D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.

35

Fidelity® Large Cap Stock Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Annual Report to Shareholders, and the unaudited financial statements contained in the fund’s Form N-CSRS, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Fidelity® Overseas Fund – Retail Class’s financial highlights for the last five fiscal years ended October 31, 2024 (audited), are shown in the table below:
Fidelity® Overseas Fund Retail Class

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.19	$46.55	$69.79	$50.91	$49.51
Income from Investment Operations
Net investment income (loss)A,B	.85	.67	.47	.21	.13
Net realized and unrealized gain (loss)	12.61	5.36	(20.64)	18.98	(1.97)
Total from investment operations	(13.46)	(6.03)	(20.17)	(19.19)	(2.10)
Distributions from net investment income	(.62)	(.39)	(.20)	(.11)	(.70)
Distributions from net realized gain	—	—	(2.87)	(.21)	—
Total distributions	(.62)	(.39)	(3.07)D	(.31)C	(.70)
Net asset value, end of period	$65.03	$52.19	$46.55	$69.79	$50.91
Total ReturnD	25.94%	12.95%	(30.12)%	37.83%	4.25%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	.69%	.73%	.95%	.99%	1.04%
Expenses net of fee waivers, if any	.69%	.72%	.95%	.98%	1.04%
Expenses net of all reductions	.69%	.72%	.94%	.98%	1.03%
Net investment income (loss)	1.34%	1.23%	84%	33%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$4,962,649	$6,684,862	$6,175,776	$8,981,609	$6,160,617
Portfolio turnover rateG	35%H	34%	25%	30%H	41%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Overseas Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

36

Fidelity Advisor® Large Cap Fund’s financial highlights for the last five fiscal years ended November 30, 2024 (audited), are shown in the tables below:
Fidelity Advisor® Large Cap Fund Class A

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.63	$36.29	$38.14	$31.98	$32.80
Income from Investment Operations
Net investment income (loss)A,B	.24	.30	.38	.62C	.50
Net realized and unrealized gain (loss)	13.85	3.79	.28	7.29	1.36
Total from investment operations	14.09	4.09	.66	7.91	1.86
Distributions from net investment income	(.30)	(.38)	(.61)	(.57)	(.60)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.39)	(.75)	(2.51)	(1.75)	(2.68)
Net asset value, end of period	$52.33	$39.63	$36.29	$38.14	$31.98
Total ReturnD,E	36.60%	11.62%	1.49%	25.87%	5.91%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.09%	1.16%	.92%	.80%	.75%
Expenses net of fee waivers, if any	1.09%	1.15%	.91%	.80%	.75%
Expenses net of all reductions	1.09%	1.15%	.91%	.80%	.75%
Net investment income (loss)	.53%	.82%	1.07%	1.67%C	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$829,360	$608,811	$532,911	$468,894	$389,143
Portfolio turnover rateH	18%	13%	11%	17%	22%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

37

Fidelity Advisor® Large Cap Fund Class M

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.49	$36.14	$37.99	$31.86	$32.69
Income from Investment Operations
Net investment income (loss)A,B	.13	.21	.29	.52C	.42
Net realized and unrealized gain (loss)	13.80	3.78	.27	7.28	1.35
Total from investment operations	13.93	3.99	.56	7.80	1.77
Distributions from net investment income	(.19)	(.27)	(.52)	(.49)	(.52)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.28)	(.64)	(2.41)D	(1.67)	(2.60)
Net asset value, end of period	$52.14	$39.49	$36.14	$37.99	$31.86
Total ReturnE,F	36.25%	11.36%	1.23%	25.55%	5.62%

Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.34%	1.41%	1.17%	1.05%	1.01%
Expenses net of fee waivers, if any	1.33%	1.40%	1.16%	1.05%	1.01%
Expenses net of all reductions	1.33%	1.40%	1.16%	1.05%	1.00%
Net investment income (loss)	.29%	.58%	.83%	1.42%C	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$215,453	$169,910	$166,368	$176,983	$153,918
Portfolio turnover rateI	18%	13%	11%	17%	22%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.

D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition..

38

Fidelity Advisor® Large Cap Fund Class C

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.11	$31.34	$33.25	$28.08	$29.09
Income from Investment Operations
Net investment income (loss)A,B	(.09)	.02	.09	.29C	.25
Net realized and unrealized gain (loss)	11.89	3.27	.24	6.40	1.18
Total from investment operations	11.80	3.29	.33	6.69	1.43
Distributions from net investment income	(.04)	(.15)	(.34)	(.34)	(.36)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.13)	(.52)	(2.24)	(1.52)	(2.44)
Net asset value, end of period	$44.78	$34.11	$31.34	$33.25	$28.08
Total ReturnD,E	35.56%	10.77%	.70%	24.90%	5.10%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.84%	1.93%	1.69%	1.57%	1.53%
Expenses net of fee waivers, if any	1.84%	1.93%	1.68%	1.57%	1.52%
Expenses net of all reductions	1.84%	1.93%	1.68%	1.57%	1.52%
Net investment income (loss)	(.22)%	.05%	.30%	.90%C	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$90,873	$78,499	$81,509	$89,886	$88,926
Portfolio turnover rateH	18%	13%	11%	17%	22%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the contingent deferred sales charge.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs),derivatives or securities that mature within one year from acquisition.

39

Fidelity Advisor® Large Cap Fund Class I

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.48	$38.83	$40.63	$33.94	$34.63
Income from Investment Operations
Net investment income (loss)A,B	.39	.43	.51	.76C	.61
Net realized and unrealized gain (loss)	14.87	4.04	.30	7.76	1.44
Total from investment operations	15.26	4.47	.81	8.52	2.05
Distributions from net investment income	(.39)	(.45)	(.71)	(.64)	(.66)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.48)	(.82)	(2.61)	(1.83)D	(2.74)
Net asset value, end of period	$56.26	$42.48	$38.83	$40.63	$33.94
Total ReturnE	36.97%	11.90%	1.77%	26.22%	6.17%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.83%	.90%	.65%	.54%	.48%
Expenses net of fee waivers, if any	.83%	.89%	.65%	.54%	.48%
Expenses net of all reductions	.83%	.89%	.65%	.54%	.48%
Net investment income (loss)	.79%	1.08%	1.34%	1.93%C	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$355,761	$263,769	$224,889	$257,331	$206,090
Portfolio turnover rateH	18%	13%	11%	17%	22%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.

D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

40

Fidelity Advisor® Large Cap Fund Class Z

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.46	$38.81	$40.61	$33.93	$34.64
Income from Investment Operations
Net investment income (loss)A,B	.44	.48	.55	.81C	.64
Net realized and unrealized gain (loss)	14.85	4.04	.30	7.74	1.45
Total from investment operations	15.29	4.52	.85	8.55	2.09
Distributions from net investment income	(.44)	(.50)	(.76)	(.69)	(.72)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.53)	(.87)	(2.65)D	(1.87)	(2.80)
Net asset value, end of period	$56.22	$42.46	$38.81	$40.61	$33.93
Total ReturnE	37.10%	12.06%	1.88%	26.36%	6.30%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.72%	.78%	.53%	.42%	.36%
Expenses net of fee waivers, if any	.72%	.77%	.53%	.42%	.36%
Expenses net of all reductions	.72%	.77%	.53%	.42%	.36%
Net investment income (loss)	.90%	1.20%	1.46%	2.05%C	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$96,116	$57,007	$43,889	$39,055	$30,308
Portfolio turnover rateH	18%	13%	11%	17%	22%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund’s financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Fidelity Advisor® Overseas Fund’s financial highlights for the last five fiscal years ended October 31, 2024 (audited), are shown in the tables below:

41

Fidelity Advisor® Overseas Fund Class A

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.09	$23.29	$34.07	$24.73	$24.27
Income from Investment Operations
Net investment income (loss)A,B	.24	.23	.14	(.04)	(.02)
Net realized and unrealized gain (loss)	6.39	2.67	(10.20)	9.38	.83
Total from investment operations	6.63	2.90	(10.06)	9.34	.81
Distributions from net investment income	(.23)	(.10)	—	—	(.35)
Distributions from net realized gain	—	—	(.72)	—	—
Total distributions	(.23)	(.10)	(.72)	—	(.35)
Net asset value, end of period	$32.49	$26.09	$23.29	$34.07	$24.73
Total ReturnC,D	25.50%	12.43%	30.12%	37.77%	3.33%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.07%	1.13%	1.36%	1.43%	1.49%
Expenses net of fee waivers, if any	1.06%	1.12%	1.36%	1.43%	1.49%
Expenses net of all reductions	1.06%	1.12%	1.36%	1.43%	1.48%
Net investment income (loss)	.77%	.84%	.51%	(.12)%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$45	$38	$35	$56	$46
Portfolio turnover rateG	34%	37%	46%	33%H	46%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

42

Fidelity Advisor® Overseas Fund Class M

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.73	$23.85	$34.94	$25.41	$24.94
Income from Investment Operations
Net investment income (loss)A,B	(.18)	(.18)	(.09)	(.11)	(.07)
Net realized and unrealized gain (loss)	6.54	2.73	(10.46)	9.64	.84
Total from investment operations	6.72	2.91	(10.37)	9.53	.77
Distributions from net investment income	(.16)	(.03)	—	—	(.30)
Distributions from net realized gain	—	—	(.72)	—	—
Total distributions	(.16)	(.03)	(.72)	—	(.30)
Net asset value, end of period	$33.29	$26.73	$23.85	$34.94	$25.41
Total ReturnC,D	25.21%	12.21%	(30.26)%	37.50%	3.09%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.28%J	1.33%	1.57%	1.65%	1.71%
Expenses net of fee waivers, if any	1.28%J	1.33%	1.57%	1.65%	1.70%
Expenses net of all reductions	1.28%J	1.33%	1.57%	1.65%	1.70%
Net investment income (loss)	.55%J	.64%	.30%	(.34)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$175	$155	$150	$238	$194
Portfolio turnover rateG	34%J	37%	46%	33%H	46%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

43

Fidelity Advisor® Overseas Fund Class C

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.71	$22.15	$32.69	$23.92	$23.46
Income from Investment Operations
Net investment income (loss)A,B	.01	.01	(.08)	(.28)	(.21)C
Net realized and unrealized gain (loss)	6.06	2.55	(9.74)	9.05	.80
Total from investment operations	6.07	2.56	(9.82)	8.77	.59
Distributions from net investment income	—	—	—	—	(.13)
Distributions from net realized gain	—	—	(.72)	—	—
Total distributions	—	—	(.72)	—	(.13)
Net asset value, end of period	$30.78	$24.71	$22.15	$32.69	$23.92
Total ReturnD,E,F	24.56%	11.56%	30.66%	36.66%	2.50%

Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.81%I	1.92%	2.16%	2.25%	2.31%
Expenses net of fee waivers, if any	1.81%I	1.91%	2.16%	2.25%	2.31%
Expenses net of all reductions	1.81%I	1.91%	2.16%	2.25%	2.30%
Net investment income (loss)	.02%I	.05%	(.29)%	(.94)%	(.89)%C
Supplemental Data
Net assets, end of period (in millions)	$3	$2	$3	$5	$5
Portfolio turnover rateJ	34%I	37%	46%	33%	46%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the contingent deferred sales charge.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

44

Fidelity Advisor® Overseas Fund Class I

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.94	$24.03	$35.03	$25.35	$24.79
Income from Investment Operations
Net investment income (loss)A,B	.35	.32	.23	.06	.07C
Net realized and unrealized gain (loss)	6.58	2.75	(10.51)	9.62	.84
Total from investment operations	6.93	3.07	(10.28)	9.68	.91
Distributions from net investment income	(.30)	(.16)	—	—	(.35)
Distributions from net realized gain	—	—	(.72)	—	—
Total distributions	(.30)	(.16)	(.72)	—	(.35)
Net asset value, end of period	$33.57	$26.94	$24.03	$35.03	$25.35
Total ReturnC	25.87%	12.78%	(29.91)%	38.19%	3.68%

Ratios to Average Net AssetsB,D,E
Expenses before reductions	.77%	.83%	1.08%	1.12%	1.15%
Expenses net of fee waivers, if any	.77%	.83%	1.08%	1.12%	1.15%
Expenses net of all reductions	.77%	.83%	1.08%	1.12%	1.14%
Net investment income (loss)	1.06%	1.14%	.79%	.19%	.27%
Supplemental Data
Net assets, end of period (in millions)	$51	$49	$48	$85	$121
Portfolio turnover rateF	34%	37%	46%	33%G	46%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.

45

Fidelity Advisor® Overseas Fund Class Z

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.91	$24.03	$34.97	$25.28	$24.79
Income from Investment Operations
Net investment income (loss)A,B	.38	.36	.27	.09	.09
Net realized and unrealized gain (loss)	6.58	2.74	(10.49)	9.60	.84
Total from investment operations	6.96	3.10	(10.22)	9.69	.93
Distributions from net investment income	(.35)	(.22)	—	—	(.44)
Distributions from net realized gain	—	—	(.72)	—	—
Total distributions	(.35)	(.22)	(.72)	—	(.44)
Net asset value, end of period	$33.52	$26.91	$24.03	$34.97	$25.28
Total ReturnC	26.03%	12.90%	(29.79)%	38.33%	3.77%

Ratios to Average Net AssetsB,D,E
Expenses before reductions	.66%	.70%	.94%	1.02%	1.07%
Expenses net of fee waivers, if any	.66%	.69%	.93%	1.02%	1.06%
Expenses net of all reductions	.66%	.69%	.93%	1.02%	1.05%
Net investment income (loss)	1.17%	1.27%	.94%	.29%	.35%
Supplemental Data
Net assets, end of period (in millions)	$110	$83	$80	$108	$47
Portfolio turnover rateF	34%	37%	46%	33%G	46%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

46

VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy on or about April 14, 2025. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of each Target Fund’s Trust. In addition, Broadridge Financial Solutions, Inc (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of a Target Fund. Each Target Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of a Target Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Broadridge to call and solicit votes	Estimated aggregate cost for Broadridge to receive votes over the phone
Fidelity Advisor® Large Cap Fund	$ 44,000	$ 11,000
Fidelity Advisor® Overseas Fund	$ 16,000	$4,000

If a Target Fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
For each of the Target Funds, FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. Each Target Fund will bear its applicable administrative costs associated with its respective Reorganization above those borne by FMR. Proxy expenses, with the exception of related legal expenses, are allocated among the Target Funds based on the number of shareholder accounts in each fund. Proxy related legal expenses are allocated among the Target Funds based on each fund’s relative net assets.
For a free copy of Fidelity Advisor® Large Cap Fund’s Form N-CSR for the fiscal year ended November 30, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
For a free copy of Fidelity Advisor® Overseas Fund’s Form N-CSR for the fiscal year ended October 31, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on April 14, 2025 will be entitled to vote at the Meeting of the Target Fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by a Target Fund’s trust, by the execution of a later–dated proxy card by a Target Fund’s trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a Target Fund’s Meeting and voting.
All proxies solicited by a Target Fund’s Board of Trustees that are properly executed and received by the Secretary prior to a Target Fund’s Meeting, and that are not revoked, will be voted at the respective Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner’s shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
With respect to Target Fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.
One-third of each Target Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the

47

affirmative vote of a majority of those shares present at the applicable Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of the scheduled Meetings.
FMR has advised each Target Fund’s trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the applicable Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.
Share Ownership
As of February 28, 2025, shares of each class of each Target Fund and each Acquiring Fund issued and outstanding were as follows:

Number of Shares
Fidelity Advisor® Large Cap Fund: Class A	16,969,483
Fidelity Advisor® Large Cap Fund: Class M	4,302,627
Fidelity Advisor® Large Cap Fund: Class C	2,077,991
Fidelity Advisor® Large Cap Fund: Class I	6,891,611
Fidelity Advisor® Large Cap Fund: Class Z	1,814,428
Fidelity® Large Cap Stock Fund: Retail Class	96,338,051
Fidelity Advisor® Overseas Fund: Class A	1,374,378
Fidelity Advisor® Overseas Fund: Class M	5,129,552
Fidelity Advisor® Overseas Fund: Class C	77,377
Fidelity Advisor® Overseas Fund: Class I	1,663,662
Fidelity Advisor® Overseas Fund: Class Z	3,307,587
Fidelity® Overseas Fund: Retail Class	76,833,965
Fidelity® Overseas Fund: Class K	20,596,243

Fidelity® Large Cap Stock Fund – Class A, Class M, Class C, Class I, and Class Z and Fidelity® Overseas Fund - Class A, Class M, Class C, Class I, and Class Z are newly created classes and will commence operations prior to the Closing Date of the Reorganization, at which point they will begin issuing shares .
As of February 28, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund .
As of February 28, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares :

Class Name	Owner	City	State	Ownership %
FIDELITY ADVISOR LARGE CAP FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	10.78%
FIDELITY ADVISOR LARGE CAP FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	6.56%
FIDELITY ADVISOR LARGE CAP FUND CLASS A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	6.16%
FIDELITY ADVISOR LARGE CAP FUND CLASS A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	5.88%
FIDELITY ADVISOR LARGE CAP FUND CLASS C	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	16.03%
FIDELITY ADVISOR LARGE CAP FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	9.50%
FIDELITY ADVISOR LARGE CAP FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	8.09%
FIDELITY ADVISOR LARGE CAP FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	7.43%
FIDELITY ADVISOR LARGE CAP FUND CLASS C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	7.34%
FIDELITY ADVISOR LARGE CAP FUND CLASS C	LPL FINANCIAL LLC	SAN DIEGO	CA	6.18%
FIDELITY ADVISOR LARGE CAP FUND CLASS I	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	18.49%

48

Class Name	Owner	City	State	Ownership %
FIDELITY ADVISOR LARGE CAP FUND CLASS I	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	9.39%
FIDELITY ADVISOR LARGE CAP FUND CLASS I	LPL FINANCIAL LLC	SAN DIEGO	CA	8.84%
FIDELITY ADVISOR LARGE CAP FUND CLASS I	PERSHING LLC	JERSEY CITY	NJ	8.67%
FIDELITY ADVISOR LARGE CAP FUND CLASS I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	7.82%
FIDELITY ADVISOR LARGE CAP FUND CLASS I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	6.57%
FIDELITY ADVISOR LARGE CAP FUND CLASS I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	5.78%
FIDELITY ADVISOR LARGE CAP FUND CLASS M	ADP BROKER-DEALER INC	BOSTON	MA	17.00%
FIDELITY ADVISOR LARGE CAP FUND CLASS Z	FIRST AMERICAN TRUST	SANTA ANA	CA	12.03%
FIDELITY ADVISOR LARGE CAP FUND CLASS Z	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	6.83%
FIDELITY ADVISOR LARGE CAP FUND CLASS Z	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	5.99%
FIDELITY ADVISOR LARGE CAP FUND CLASS Z	PRINCIPAL SECURITIES INC	DES MOINES	IA	5.70%
FIDELITY ADVISOR OVERSEAS FUND CLASS A	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	10.62%
FIDELITY ADVISOR OVERSEAS FUND CLASS A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	5.99%
FIDELITY ADVISOR OVERSEAS FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	5.56%
FIDELITY ADVISOR OVERSEAS FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	5.21%
FIDELITY ADVISOR OVERSEAS FUND CLASS C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	6.01%
FIDELITY ADVISOR OVERSEAS FUND CLASS C	J W COLE FINANCIAL INC	FRAMINGHAM	MA	5.16%
FIDELITY ADVISOR OVERSEAS FUND CLASS I	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	16.98%
FIDELITY ADVISOR OVERSEAS FUND CLASS I	LPL FINANCIAL LLC	SAN DIEGO	CA	14.57%
FIDELITY ADVISOR OVERSEAS FUND CLASS I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	7.03%
FIDELITY ADVISOR OVERSEAS FUND CLASS M	PAYCHEX SECURITIES CORP	WEST HENRIETTA	NY	56.83%
FIDELITY ADVISOR OVERSEAS FUND CLASS Z	MSCS FINANCIAL SERVICES DIVISION	ANN ARBOR	MI	45.53%
FIDELITY ADVISOR OVERSEAS FUND CLASS Z	MARIL & CO	ATLANTA	GA	9.31%
FIDELITY LARGE CAP STOCK FUND(A)	FIDELITY FOUNDATION	BOSTON	MA	7.19%
FIDELITY LARGE CAP STOCK FUND(A)	FIDELITY NON-PROFIT MGMT FNDTN	BOSTON	MA	5.32%
FIDELITY OVERSEAS FUND(A)	VIP FUNDSMANAGER® 60% PORTFOLIO	BOSTON	MA	9.99%
FIDELITY OVERSEAS FUND(A)	FIDELITY CHARITABLE® GIFT FUND - INTERNATIONAL EQUITY POOL	BOSTON	MA	7.61%

(A)	The ownership information shown above is for a class of shares of the fund.
As of February 28, 2025, the following owned of record and/or beneficially 25% or more of the outstanding shares :

Class Name	Owner	City	State	Ownership %
FIDELITY ADVISOR OVERSEAS FUND	PAYCHEX SECURITIES CORP	WEST HENRIETTA	NY	25.24%

Required Vote
Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific Target Fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at a Meeting or represented by proxy if the holders of more than 50%

49

of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.
Submission of Certain Shareholder Proposals
Each Target Fund Trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mail Zone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
Each Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before a Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

50

MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of each Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to each Acquiring Fund’s Trust.
Experts
The audited financial statements of Fidelity® Large Cap Stock Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for the fund for the six-month period ended October 31, 2024 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
The audited financial statements of Fidelity® Overseas Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended October 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP, have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of Fidelity Advisor® Large Cap Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended November 30, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of Fidelity Advisor® Overseas Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended October 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Advisor Series I or Fidelity Advisor Series VIII, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports/Form N-CSRs you wish to receive in order to supply copies to the beneficial owners of the respective shares.

51

Attachment 1
Proposal 1 - Fidelity Advisor® Large Cap Fund
The following tables show the fees and expenses of Fidelity Advisor® Large Cap Fund for the 12 months ended October 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund).
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundB	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee	0.69%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	0.96%	0.93%	0.93%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundB	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.

52

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee	0.69%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	1.21%	1.18%	1.18%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundB	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%AB	1.00%AB

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	1.72%	1.68%	1.68%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

53

Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundA	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee	0.68%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	0.70%	0.68%	0.68%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundA	Fidelity® Large Cap Stock Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.

54

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Large Cap Fund	Fidelity® Large Cap Stock FundD	Fidelity® Large Cap Stock Fund Pro forma Combined
Management Fee	0.56%A,B,C	0.55%A	0.55%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Total Annual Operating Expenses	0.58%	0.56%	0.56%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

55

Attachment 2
Proposal 2 - Fidelity Advisor® Overseas Fund
The following tables show the fees and expenses of Fidelity Advisor® Overseas Fund for the 12 months ended October 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund).
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundB	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee	0.86%A,B,C	0.80%A	0.80%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.06C	0.01%	0.01%C
Total Annual Operating Expenses	1.17%	1.06%	1.06%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundB	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	None A

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.

56

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee	0.83%A,B,C	0.80%A	0.80%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.06%C	0.01%	0.01%C
Total Annual Operating Expenses	1.39%	1.31%	1.31%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundB	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee	0.86%A,B,C	0.80%A	0.80%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.06%C	0.01%	0.01% C
Total Annual Operating Expenses	1.92%	1.81%	1.81%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

57

Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundA	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee	0.82%A,B,C	0.80%A	0.80%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.06%C	0.01%	0.01%C
Total Annual Operating Expenses	0.88%	0.81%	0.81%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundA	Fidelity® Overseas Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.

58

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Overseas Fund	Fidelity® Overseas FundD	Fidelity® Overseas Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.06%C	0.01%	0.01%C
Total Annual Operating Expenses	0.76%	0.69%	0.69%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

59

Attachment 3
Proposal 1 - Fidelity Advisor® Large Cap Fund
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.
Class A

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$667	$667	$664	$664	$664	$664
3 years	$863	$863	$854	$854	$854	$854
5 years	$1,075	$1,075	$1,060	$1,060	$1,060	$1,060
10 years	$1,685	$1,685	$1,652	$1,652	$1,652	$1,652

Class M

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$469	$469	$466	$466	$466	$466
3 years	$721	$721	$712	$712	$712	$712
5 years	$992	$992	$976	$976	$976	$976
10 years	$1,765	$1,765	$1,732	$1,732	$1,732	$1,732

Class C

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$275	$175	$271	$171	$271	$171
3 years	$542	$542	$530	$530	$530	$530
5 years	$933	$933	$913	$913	$913	$913
10 years	$1,829	$1,829	$1,788	$1,788	$1,788	$1,788

Class I

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$72	$72	$69	$69	$69	$69
3 years	$224	$224	$218	$218	$218	$218
5 years	$390	$390	$379	$379	$379	$379
10 years	$871	$871	$847	$847	$847	$847

60

Class Z

	Fidelity Advisor® Large Cap Fund		Fidelity® Large Cap Stock Fund		Fidelity® Large Cap Stock Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$59	$59	$57	$57	$57	$57
3 years	$186	$186	$179	$179	$179	$179
5 years	$324	$324	$313	$313	$313	$313
10 years	$726	$726	$701	$701	$701	$701

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 1 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

61

Attachment 4
Proposal 2 - Fidelity Advisor® Overseas Fund
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 2 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares
Class A

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$687	$687	$677	$677	$677	$677
3 years	$925	$925	$893	$893	$893	$893
5 years	$1,182	$1,182	$1,126	$1,126	$1,126	$1,126
10 years	$1,914	$1,914	$1,795	$1,795	$1,795	$1,795

Class M

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$487	$487	$479	$479	$479	$479
3 years	$775	$775	$751	$751	$751	$751
5 years	$1,084	$1,084	$1,043	$1,043	$1,043	$1,043
10 years	$1,960	$1,960	$1,874	$1,874	$1,874	$1,874

Class C

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$295	$195	$284	$184	$284	$184
3 years	$603	$603	$569	$569	$569	$569
5 years	$1,037	$1,037	$980	$980	$980	$980
10 years	$2,048	$2,048	$1,930	$1,930	$1,930	$1,930

Class I

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$90	$90	$83	$83	$83	$83
3 years	$281	$281	$259	$259	$259	$259
5 years	$488	$488	$450	$450	$450	$450
10 years	$1,084	$1,084	$1,002	$1,002	$1,002	$1,002

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Class Z

	Fidelity Advisor® Overseas Fund		Fidelity® Overseas Fund		Fidelity® Overseas Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$78	$78	$70	$70	$70	$70
3 years	$243	$243	$221	$221	$221	$221
5 years	$422	$422	$384	$384	$384	$384
10 years	$942	$942	$859	$859	$859	$859

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 2 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [ ], 2025, by and between [ ], a Massachusetts business trust, on behalf of its series [ ] (the Acquired Fund), and [], a Massachusetts business trust, on behalf of its series [ ] (the Acquiring Fund). [ ] and [ ] may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated [ ], as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at [ ], as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS have been furnished to the Acquiring Fund together with such financial statements and schedule of investments (including market values) for the six month period ended [ ]. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [ ] and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since [ ];
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue

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statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus(es) and Statement(s) of Additional Information of the Acquiring Fund, dated [ ], as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at [ ], as referenced in ADDITIONAL INFORMATION

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ABOUT THE FUNDS have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [Acquiring Fund’s most recent FYE as of date of Agreement & Plan] and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since [ ];
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on [ ];
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other] terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be Acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or

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otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus(es) and Statement(s) of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly- owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.
(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [  ], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

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(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since [  ], other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

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(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
(i)	The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.
(ii)
The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii)	The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv)
The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v)
The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi)
The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)	The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii)
The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix)
An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

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11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions,;
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i)	of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

70

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9919489. 100	FAOLC2-PXS-0425

Fidelity Advisor® Large Cap Fund

(A Series of Fidelity Advisor Series I)

Fidelity® Large Cap Stock Fund

(A Series of Fidelity Concord Street Trust)

Fidelity Advisor® Overseas Fund

(A Series of Fidelity Advisor Series VIII)

Fidelity® Overseas Fund

(A Series of Fidelity Investment Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

April 14, 2025

This Statement of Additional Information (SAI) relates to the proposed acquisition of 1) Fidelity Advisor® Large Cap Fund, a series of Fidelity Advisor Series I, by Fidelity® Large Cap Stock Fund, a series of Fidelity Concord Street Trust and 2) Fidelity Advisor® Overseas Fund, a series of Fidelity Advisor Series VIII, by Fidelity® Overseas Fund, a series of Fidelity Investment Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity® Large Cap Stock Fund will acquire all of the assets of Fidelity Advisor® Large Cap Fund and assume all of Fidelity Advisor® Large Cap Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Large Cap Stock Fund, and Fidelity® Overseas Fund will acquire all of the assets of Fidelity Advisor® Overseas Fund and assume all of Fidelity Advisor® Overseas Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Overseas Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference :

1.	The Prospectus of Fidelity ® Large Cap Stock Fund dated April 7, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000819118-25-000078).
2.	The Statement of Additional Information of Fidelity® Large Cap Stock Fund dated April 7, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000819118-25-000078).

3.	The Prospectus of Fidelity® Overseas Fund dated April 7, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000744822-25-000073).
4.	The Statement of Additional Information of Fidelity® Overseas Fund dated April 7, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000744822-25-000073).
5.	The Prospectus of Fidelity Advisor® Large Cap Fund dated January 29, 2025, as supplemented January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000722574-25-000061).
6.	The Statement of Additional Information of Fidelity Advisor® Large Cap Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000722574-25-000061).
7.	The Prospectus of Fidelity Advisor® Overseas Fund dated December 30, 2024, as supplemented January 24, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000729218-24-000055).
8.	The Statement of Additional Information of Fidelity Advisor® Overseas Fund dated December 30, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000729218-24-000055).
9.	The Financial Statements included in the Annual Report of Fidelity® Large Cap Stock Fund for the fiscal year ended April 30, 2024, which were previously filed via EDGAR (Accession No. 0000819118-24-000134).
10.	The Unaudited Financial Statements included in the Form N-CSRS of Fidelity® Large Cap Stock Fund for the fiscal period ended October 31, 2024, which were previously filed via EDGAR (Accession No. 0000819118-24-000333).
11.	The Financial Statements included in the Form N-CSR of Fidelity® Overseas Fund for the fiscal year ended October 31, 2024, which were previously filed via EDGAR (Accession No. 0000744822-24-000206).
12.	The Financial Statements included in the Form N-CSR of Fidelity Advisor® Large Cap Fund for the fiscal year ended November 30, 2024, which were previously filed via EDGAR (Accession No. 0000722574-25-000054).

13.	The Financial Statements included in the Form N-CSR of Fidelity Advisor® Overseas Fund for the fiscal year ended October 31, 2024, which were previously filed via EDGAR (Accession No. 0000729218-24-000053).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of each of Fidelity Advisor® Large Cap Fund and Fidelity Advisor® Overseas Fund (each an Acquired Fund, and together the Acquired Funds) and Fidelity® Large Cap Stock Fund and Fidelity® Overseas Fund (each an Acquiring Fund, and together the Acquiring Funds), and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

Neither of the Reorganizations will result in a material change to an Acquired Fund’s investment portfolio due to the investment restrictions of the respective Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the respective Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of a Reorganizations and/or the Acquiring Fund’s portfolio following a Reorganizations.

There are no material differences between the accounting and valuation policies of the Acquired Funds and those of the respective Acquiring Fund.

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
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Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V61690-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V61691-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on June 11, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

EzVote[SM] Consolidated Proxy Card

This form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the bottom of the form.

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V61687-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V61688-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on June 11, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on June 11, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

V61689-TBD

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)       any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)       any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)
(1)	Amended and Restated Declaration of Trust – Fidelity Concord Street Trust, dated September 19, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 36.
(2)	Amendment to the Declaration of Trust – Fidelity Concord Street Trust, dated February 16, 2005, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 43.
(3)	Amendment to the Declaration of Trust – Fidelity Concord Street Trust, dated December 13, 2007, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 60.
(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization between Fidelity Advisor Series I: Fidelity Advisor Large Cap Fund and Fidelity Concord Street Trust: Fidelity Large Cap Stock Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust – Fidelity Concord Street Trust, dated September 19, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 36.
(6)
(1)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity 500 Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 145.
(2)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Extended Market Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 145.
(3)	Schedule A, to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Extended Market Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 149.
(4)	Amended and restated Management Contract, dated January 1, 2020, between Fidelity Flex 500 Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 145.
(5)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Founders Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 169.
(6)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 145.
(7)	Amended and Restated Management Contract, dated January 15, 2025, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Large Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 180.
(8)	Schedule 1 and 2 to the Amended and Restated Management Contract, dated January 15, 2025, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Large Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 180.

(9)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Large Cap Stock K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 145.
(10)	Amended and Restated Management Contract, dated July 17, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Mid-Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 175.
(11)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Mid-Cap Stock K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 145.
(12)	Amended and Restated Management Contract, dated June 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Nasdaq Composite Index Fund, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 175.
(13)	Management Contract, dated March 6, 2024, between Fidelity SAI Canada Equity Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 172.
(14)	Management Contract, dated March 6, 2024, between Fidelity SAI Global ex U.S. Low Volatility Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 172.
(15)	Management Contract, dated February 17, 2021, between Fidelity SAI International Small Cap Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 156.
(16)	Management Contract, dated February 17, 2021, between Fidelity SAI Japan Stock Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 156.
(17)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series International Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 145.
(18)	Management Contract, dated July 20, 2022, between Fidelity Series Small Cap Core Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 162.
(19)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Small Cap Discovery Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 145.
(20)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Total Market Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 145.
(21)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Small Cap Discovery Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 169.
(22)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 169.

(23)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Small Cap Stock K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 145.
(24)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Total Market Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 145.
(25)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity ZERO Extended Market Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 145.
(26)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity ZERO International Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 145.
(27)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity ZERO Large Cap Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 145.
(28)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity ZERO Total Market Index Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 145.
(29)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity 500 Index Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 162.
(30)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity Extended Market Index Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 162.
(31)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity Flex 500 Index Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 162.
(32)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity International Index Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 162.
(33)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity Nasdaq Composite Index Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 162.
(34)	Sub-Advisory Agreement, dated March 6, 2024, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity SAI Canada Equity Index Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 172.

(35)	Sub-Advisory Agreement, dated March 6, 2024, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity SAI Global ex U.S. Low Volatility Index Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 172.
(36)	Sub-Advisory Agreement, dated February 17, 2021, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity SAI International Small Cap Index Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 156.
(37)	Sub-Advisory Agreement, dated February 17, 2021, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity SAI Japan Stock Index Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 156.

(38)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity Series International Index Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 162.
(39)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity Series Total Market Index Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 162.
(40)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity Total Market Index Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 162.
(41)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity ZERO Extended Market Index Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 162.
(42)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity ZERO International Index Fund, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 162.
(43)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity ZERO Large Cap Index Fund, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 162.
(44)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Fidelity Management & Research Company LLC and Geode Capital Management, LLC, on behalf of Fidelity ZERO Total Market Index Fund, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 162.
(45)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock K6 Fund, and Fidelity Small Cap Stock K6 Fund, is incorporated herein by reference to Exhibit (d)(9) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(46)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock K6 Fund, and Fidelity Small Cap Stock K6 Fund, is incorporated herein by reference to Exhibit (d)(10) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(47)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Founders Fund, Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, and Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(48)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Founders Fund, Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, and Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(20) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.
(49)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Small Cap Core Fund and Fidelity Series Small Cap Discovery Fund, is incorporated herein by reference to Exhibit (d)(27) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(50)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Small Cap Core Fund and Fidelity Series Small Cap Discovery Fund, is incorporated herein by reference to Exhibit (d)(28) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(51)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock K6 Fund, and Fidelity Small Cap Stock K6 Fund, is incorporated herein by reference to Exhibit (d)(15) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(52)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock K6 Fund, and Fidelity Small Cap Stock K6 Fund, is incorporated herein by reference to Exhibit (d)(16) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(53)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Founders Fund, Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, and Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(54)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Founders Fund, Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, and Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(24) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.
(55)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Small Cap Core Fund and Fidelity Series Small Cap Discovery Fund, is incorporated herein by reference to Exhibit (d)(33) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(56)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Small Cap Core Fund and Fidelity Series Small Cap Discovery Fund, is incorporated herein by reference to Exhibit (d)(34) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(57)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock K6 Fund, and Fidelity Small Cap Stock K6 Fund, is incorporated herein by reference to Exhibit (d)(21) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(58)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock K6 Fund, and Fidelity Small Cap Stock K6 Fund, is incorporated herein by reference to Exhibit (d)(22) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(59)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Founders Fund, Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, and Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(60)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Founders Fund, Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, and Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.

(61)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Small Cap Core Fund, is incorporated herein by reference to Exhibit (d)(39) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(62)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management UK Limited, on behalf of Fidelity Series Small Cap Core Fund, is incorporated herein by reference to Exhibit (d)(40) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(7)
(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity 500 Index Fund is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 145.
(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Extended Market Index Fund is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 145.
(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex 500 Index Fund is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 145.
(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Founders Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 145.
(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Index Fund is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 145.
(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Large Cap Stock Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 145.
(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Large Cap Stock K6 Fund is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 145.
(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Mid-Cap Stock Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 145.
(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Mid-Cap Stock K6 Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 145.
(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Nasdaq Composite Index Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 145.
(11)	General Distribution Agreement, dated March 6, 2024, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI Canada Equity Index Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 172.
(12)	General Distribution Agreement, dated March 6, 2024, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI Global ex U.S. Low Volatility Index Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 172.

(13)	General Distribution Agreement, dated February 17, 2021, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI International Small Cap Index Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 156.
(14)	General Distribution Agreement, dated February 17, 2021, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI Japan Stock Index Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 156.
(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series International Index Fund, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 145.
(16)	General Distribution Agreement, dated July 20, 2022, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Small Cap Core Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 162.
(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Small Cap Discovery Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 145.
(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Total Market Index Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 145.
(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small Cap Discovery Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 145.
(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 145.
(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small Cap Stock K6 Fund is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 145.
(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Total Market Index Fund is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 145.
(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity ZERO Extended Market Index Fund is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 145.
(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity ZERO International Index Fund is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 145.
(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity ZERO Large Cap Index Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 145.
(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Concord Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity ZERO Total Market Index Fund is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 145.
(27)	Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.
(28)	Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.
(9)
(1)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Concord Street Trust on behalf of Fidelity 500 Index Fund, Fidelity Flex 500 Index Fund, Fidelity International Index Fund, and Fidelity Small Cap Stock K6 Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.
(2)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Concord Street Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity NASDAQ Composite Index Fund, Fidelity SAI Canada Equity Index Fund, Fidelity SAI Global ex U.S. Low Volatility Index Fund, Fidelity Series International Index Fund, Fidelity Series Total Market Index Fund, Fidelity Small Cap Stock Fund, Fidelity Total Market Index Fund, and Fidelity ZERO International Index Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(3)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Concord Street Trust on behalf of Fidelity Series Small Cap Discovery Fund and Fidelity Small Cap Discovery Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(4)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Concord Street Trust on behalf of Fidelity Extended Market Index Fund, Fidelity Founders Fund, Fidelity Large Cap Stock K6 Fund, Fidelity Mid-Cap Stock Fund, Fidelity Mid-Cap Stock K6 Fund, Fidelity Series Small Cap Core Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO Large Cap Index Fund, and Fidelity ZERO Total Market Index Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.
(5)	Custodian Agreement, dated May 23, 2019, between Citibank, N.A. and Fidelity Concord Street Trust on behalf of Fidelity SAI International Small Cap Index Fund and Fidelity SAI Japan Stock Index Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 482.
(10)
(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity 500 Index Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 145.
(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Extended Market Index Fund is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 145.
(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex 500 Index Fund is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 145.
(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Founders Fund: Fidelity Founders Fund is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 145.
(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Founders Fund: Fidelity Advisor Founders Fund: Class A is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 145.
(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Founders Fund: Fidelity Advisor Founders Fund: Class C is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 145.

(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Founders Fund: Fidelity Advisor Founders Fund: Class I is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 145.
(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Founders Fund: Fidelity Advisor Founders Fund: Class M is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 145.
(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Founders Fund: Fidelity Advisor Founders Fund: Class Z is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 145.
(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Index Fund: Fidelity International Index Fund is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 145.
(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock Fund is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 145.
(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock Fund: Class A is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 180.
(13)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock Fund: Class C is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 180.
(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock Fund: Class I is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 180.
(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock Fund: Class M is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 180.
(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock Fund: Class Z is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 180.
(17)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock K6 Fund is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 145.
(18)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 145.
(19)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund: Class K is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 145.
(20)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund: Fidelity Advisor Mid-Cap Stock Fund: Class A, is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 175.
(21)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund: Fidelity Advisor Mid-Cap Stock Fund: Class M, is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 175.
(22)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund: Fidelity Advisor Mid-Cap Stock Fund: Class C, is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 175.
(23)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund: Fidelity Advisor Mid-Cap Stock Fund: Class I, is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 175.
(24)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund: Fidelity Advisor Mid-Cap Stock Fund: Class Z, is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 175.

(25)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock K6 Fund is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 145.
(26)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Nasdaq Composite Index Fund is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 145.
(27)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Canada Equity Index Fund is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 172.
(28)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Global ex U.S. Low Volatility Index Fund is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 172.
(29)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI International Small Cap Index Fund: Fidelity SAI International Small Cap Index Fund is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 155.
(30)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Japan Stock Index Fund: Fidelity SAI Japan Stock Index Fund is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 155.
(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Index Fund is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 145.
(32)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Small Cap Core Fund is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 162.
(33)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Small Cap Discovery Fund is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 145.
(34)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Total Market Index Fund is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 145.
(35)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Discovery Fund is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 145.
(36)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 145.
(37)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Stock K6 Fund is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 145.
(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Market Index Fund: Fidelity Total Market Index Fund) is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 145.
(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity ZERO Extended Market Index Fund is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 145.
(40)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity ZERO International Index Fund is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 145.
(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity ZERO Large Cap Index Fund is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 145.
(42)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity ZERO Total Market Index Fund is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 145.
(43)	Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Founders Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(44)	Schedule I (Equity), dated February 20, 2025, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Founders Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund, is incorporated herein by reference to Exhibit (n)(2) Post-Effective Amendment No. 180.
(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares for Fidelity Concord Street Trust being registered is incorporated herein by reference to Exhibit 11 of Fidelity Concord Street Trust’s N-14.
(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)	Not applicable.
(14)

(a) Consent of Deloitte & Touche LLP, dated April 9, 2025, is filed herein as Exhibit 14 (a).

(b) Consent of PricewaterhouseCoopers LLP, dated April 9, 2025, is filed herein as Exhibit 14(b).

(15)	Not applicable.
(16)	Power of Attorney, dated February 1, 2025, is filed herein as Exhibit 16.
(17)	Not applicable.
Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of April 2025.

Fidelity Concord Street Trust

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	April 11, 2025
Stacie M. Smith		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	April 11, 2025
Stephanie Caron		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	April 11, 2025
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	April 11, 2025
Thomas P. Bostick

/s/ Jonathan Chiel	*	Trustee	April 11, 2025
Jonathan Chiel

/s/ Donald F. Donahue	*	Trustee	April 11, 2025
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	April 11, 2025
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	April 11, 2025
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	April 11, 2025
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	April 11, 2025
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	April 11, 2025
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	April 11, 2025
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	April 11, 2025
Karen B. Peetz

/s/ David M. Thomas	*	Trustee	April 11, 2025
David M. Thomas

/s/ Susan Tomasky	*	Trustee	April 11, 2025
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	April 11, 2025
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated February 1, 2025 and filed herewith.